T. ROWE PRICE DYNAMIC CREDIT FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.3%
Government Bonds 0.3%
YPF, 8.50%, 3/23/21 (USD)	130,000	122
Total Argentina (Cost $101)		122
BRAZIL 1.9%
Corporate Bonds 1.9%
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD) (1)	415,000	388
Globo Comunicacao E Participacoes, 4.875%, 1/22/30 (USD)	480,000	475
Total Brazil (Cost $776)		863
CANADA 2.9%
Corporate Bonds 2.9%
Air Canada PTT, Series 2020-2, Class A, 5.25%, 4/1/29 (USD)
(2)	625,000	640
Methanex, 5.25%, 12/15/29 (USD)	700,000	693
Total Canada (Cost $1,263)		1,333
CHILE 0.6%
Convertible Bonds 0.6%
Liberty Latin America, 2.00%, 7/15/24 (USD)	313,000	258
Total Chile (Cost $272)		258
CHINA 3.0%
Convertible Bonds 0.4%
Huazhu Group, 3.00%, 5/1/26 (USD) (2)	165,000	205
		205
Corporate Bonds 2.6%
Times China Holdings, 6.75%, 7/16/23 (USD)	400,000	410
Yanlord Land HK, 6.80%, 2/27/24 (USD)	400,000	425

The accompanying  notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Yuzhou Group Holdings, 7.70%, 2/20/25 (USD)	350,000	349
		1,184
Total China (Cost $1,333)		1,389
COLOMBIA 1.0%
Corporate Bonds 1.0%
Bancolombia, VR, 4.625%, 12/18/29 (USD) (3)	490,000	477
Total Colombia (Cost $467)		477
ECUADOR 0.4%
Government Bonds 0.4%
Republic of Ecuador, STEP, 0.50%, 7/31/30 (2)	62,370	43
Republic of Ecuador, STEP, 0.50%, 7/31/35 (2)	163,449	91
Republic of Ecuador, STEP, 0.50%, 7/31/40 (2)	74,910	38
Republic of Ecuador, Zero Coupon, 7/31/30 (2)	13,391	6
Total Ecuador (Cost $204)		178
EGYPT 0.5%
Government Bonds 0.5%
Arab Republic of Egypt, 5.25%, 10/6/25 (USD) (2)	250,000	251
Total Egypt (Cost $250)		251
FRANCE 0.1%
Common Stocks 0.1%
Constellium (USD) (4)	9,057	71
Total France (Cost $87)		71
GERMANY 0.9%
Corporate Bonds 0.9%
Consus Real Estate, 9.625%, 5/15/24	100,000	125

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Consus Real Estate, 9.625%, 5/15/24 (2)	250,000	311
Total Germany (Cost $368)		436
INDIA 1.8%
Corporate Bonds 1.8%
Neerg Energy, 6.00%, 2/13/22 (USD)	550,000	552
TML Holdings, 5.75%, 5/7/21 (USD)	300,000	299
Total India (Cost $851)		851
IRELAND 2.5%
Corporate Bonds 2.5%
AerCap Ireland Capital, 6.50%, 7/15/25 (USD)	195,000	210
Avolon Holdings Funding, 5.50%, 1/15/26 (USD) (2)	955,000	961
Total Ireland (Cost $1,147)		1,171
JAPAN 1.8%
Corporate Bonds 1.8%
Nissan Motor, 4.81%, 9/17/30 (USD) (2)	815,000	817
Total Japan (Cost $815)		817
MEXICO 4.1%
Corporate Bonds 4.1%
BBVA Bancomer, 1.875%, 9/18/25 (USD) (2)	385,000	377
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (1)(3)	470,000	478
Cometa Energia, 6.375%, 4/24/35 (USD)	437,000	480
Mexico City Airport Trust, 4.25%, 10/31/26 (USD)	650,000	577
Total Mexico (Cost $1,886)		1,912

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

	Par/Shares	$ Value
(Cost and value in $000s)
MOROCCO 0.8%
Corporate Bonds 0.8%
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (2)	355,000	360
Total Morocco (Cost $355)		360
NETHERLANDS 1.4%
Corporate Bonds 1.4%
OCI, 4.625%, 10/15/25 (USD) (2)	630,000	630
Total Netherlands (Cost $630)		630
PERU 0.4%
Corporate Bonds 0.4%
Hudbay Minerals, 6.125%, 4/1/29 (USD) (2)	175,000	174
Total Peru (Cost $175)		174
SRI LANKA 1.0%
Government Bonds 1.0%
Republic of Sri Lanka, 6.125%, 6/3/25 (USD)	325,000	231
Republic of Sri Lanka, 6.825%, 7/18/26 (USD)	360,000	254
Total Sri Lanka (Cost $532)		485
TRINIDAD AND TOBAGO 0.4%
Government Bonds 0.4%
Republic of Trinidad & Tobago, 4.50%, 6/26/30 (USD) (2)	200,000	197
Total Trinidad and Tobago (Cost $200)		197
UNITED STATES 68.1%
Asset-Backed Securities 3.7%
Allegany Park, Series 2019-1A, Class D, CLO, FRN, 3M USD
LIBOR + 3.70%, 3.972%, 1/20/33 (2)	250,000	248

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Applebee's Funding, Series 2019-1A, Class A2I, 4.194%, 6/7/49
(2)	240,000	222
Applebee's Funding, Series 2019-1A, Class A2II, 4.723%,
6/7/49 (2)	440,000	382
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34 (2)	250,177	249
ExteNet, Series 2019-1A, Class B, 4.14%, 7/26/49 (2)	500,000	503
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%,
2/25/39 (2)	91,099	100
		1,704
Bank Loans 11.5% (5)
American Airlines, FRN, 1M USD LIBOR + 1.75%, 1/29/27 (6)	300,000	218
Applied Systems, FRN, 3M USD LIBOR + 3.25%, 4.25%,
9/19/24	277,221	275
Applied Systems, FRN, 3M USD LIBOR + 7.00%, 8.00%,
9/19/25	195,000	197
Asurion, FRN, 3M USD LIBOR + 6.50%, 6.647%, 8/4/25	294,697	295
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 5.25%, 6/24/24	396,291	309
Bellring Brands, FRN, 1M USD LIBOR + 5.00%, 6.00%,
10/21/24	274,313	274
Citgo Holding, FRN, 1M USD LIBOR + 7.00%, 8.00%, 8/1/23	128,700	120
Cologix Holdings, FRN, 3M USD LIBOR + 3.00%, 4.00%,
3/20/24	246,173	240
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 8.75%, 7/31/28	145,000	149
GrafTech Finance, FRN, 3M USD LIBOR + 3.50%, 4.50%,
2/12/25	451,376	445
Intelsat Jackson Holdings, 8.625%, 1/2/24 (6)	300,000	303
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 5.50%,
6.50%, 7/13/22 (7)	116,020	118
Keane Group Holdings, FRN, 3M USD LIBOR + 3.50%, 4.50%,
5/25/25	346,456	305
MH Sub I, FRN, 3M USD LIBOR + 7.50%, 7.647%, 9/15/25	70,000	69
Mileage Plus Holdings, FRN, 1M USD LIBOR + 5.25%, 6.25%,
6/21/27	230,000	233
Mitchell International, FRN, 3M USD LIBOR + 7.25%, 7.397%,
12/1/25	300,000	284

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Scientific Games International, FRN, 1M USD LIBOR + 2.75%,
8/14/24 (6)	548,593	515
SkyMiles IP, FRN, 1M USD LIBOR + 3.75%, 9/16/27 (6)	330,000	332
Tacala Investment, FRN, 1M USD LIBOR + 3.25%, 3.397%,
2/5/27	356,345	343
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 7.647%,
2/4/28	175,000	164
WW International, FRN, 3M USD LIBOR + 4.75%, 5.50%,
11/29/24	142,976	142
		5,330
Common Stocks 1.0%
Domtar	3,300	87
JPMorgan Chase	770	74
MyoKardia (4)	1,800	245
Vistra	4,100	77
		483
Convertible Bonds 3.5%
Apollo Commercial Real Estate Finance, 5.375%, 10/15/23	700,000	628
Cheniere Energy, 4.25%, 3/15/45 (1)	405,000	292
Liberty Broadband, 2.75%, 9/30/50 (2)	27,000	29
Radius Health, 3.00%, 9/1/24	365,000	304
SEACOR Holdings, 3.25%, 5/15/30	490,000	372
		1,625
Convertible Preferred Stocks 0.3%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23 (1)(2)	30	33
Southern, Series A, 6.75%, 8/1/22	1,856	85
		118
Corporate Bonds 27.8%
American Airlines PTT, Series 2016-3, Class AA, 3.00%,
10/15/28	199,003	188
American Airlines PTT, Series 2017-2, Class AA, 3.35%,
10/15/29	289,821	271
Caesars Resort Collection, 5.25%, 10/15/25 (1)(2)	475,000	457
Carvana, 5.625%, 10/1/25 (2)	585,000	577

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Carvana, 5.875%, 10/1/28 (2)	465,000	459
CD&R Smokey Buyer, 6.75%, 7/15/25 (2)	60,000	63
Cleveland-Cliffs, 9.875%, 10/17/25 (2)	85,000	95
Consolidated Communications, 6.50%, 10/1/28 (2)	385,000	392
Delta Air Lines, 4.75%, 10/20/28 (2)	150,000	156
Domtar, 6.75%, 2/15/44	550,000	625
Energy Transfer Operating, 6.25%, 4/15/49	535,000	552
Genworth Mortgage Holdings, 6.50%, 8/15/25 (2)	290,000	304
Howard Hughes, 5.375%, 8/1/28 (1)(2)	340,000	337
Intelsat Jackson Holdings, 9.50%, 9/30/22 (2)	445,000	485
Joseph T. Ryerson & Son, 8.50%, 8/1/28 (2)	285,000	300
L Brands, 5.25%, 2/1/28	535,000	518
L Brands, 6.625%, 10/1/30 (2)	90,000	92
Logan Merger Sub, 5.50%, 9/1/27 (2)	385,000	390
MDC Partners, 6.50%, 5/1/24 (2)	484,000	443
MGIC Investment, 5.25%, 8/15/28	130,000	134
NGL Energy Partners, 6.125%, 3/1/25 (1)	350,000	212
Occidental Petroleum, 6.625%, 9/1/30 (1)	280,000	258
Occidental Petroleum, 8.00%, 7/15/25 (1)	195,000	195
Occidental Petroleum, 8.50%, 7/15/27 (1)	255,000	257
Orlando Health Obligated Group, 3.327%, 10/1/50	580,000	580
Park Intermediate Holdings, 5.875%, 10/1/28 (2)	450,000	449
PRA Group, 7.375%, 9/1/25 (1)(2)	725,000	756
Sabre GLBL, 9.25%, 4/15/25 (2)	170,000	187
SeaWorld Parks & Entertainment, 9.50%, 8/1/25 (2)	375,000	387
Specialty Building Products Holdings, 6.375%, 9/30/26 (2)	375,000	381
Summit Materials, 5.25%, 1/15/29 (2)	320,000	333
Tallgrass Energy Partners, 7.50%, 10/1/25 (2)	220,000	220
Teekay Offshore Partners, 8.50%, 7/15/23 (2)	325,000	279
Tenneco, 5.375%, 12/15/24	295,000	231
Townsquare Media, 6.50%, 4/1/23 (1)(2)	555,000	508

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Univision Communications, 9.50%, 5/1/25 (2)	280,000	300
Watco Finance, 6.50%, 6/15/27 (2)	480,000	488
		12,859
Municipal Securities 5.0%
Illinois, GO, Build America Bonds, 7.10%, 7/1/35	315,000	359
Metropolitan Pier & Exposition Auth. , Series C, McCormick
Place Expansion, 4.105%, 12/15/27	450,000	450
Michigan Tobacco Settlement Finance Auth. , Series B, Zero
Coupon, 6/1/46	55,000	6
Port Beaumont Navigation District, Series B, 6.00%, 1/1/25 (2)	435,000	432
Puerto Rico Commonwealth Aqueduct & Sewer Auth. , Series B,
5.35%, 7/1/27	700,000	674
Tobacco Settlement Finance Auth. , Series B, Zero Coupon,
6/1/47	960,000	52
Tobacco Settlement Financing, Series A-1, 6.706%, 6/1/46	345,000	356
		2,329
Non-U. S. Government Mortgage-Backed Securities 7.8%
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class
E, ARM, 1M USD LIBOR + 2.85%, 3.002%, 11/25/34 (2)	250,000	215
Barclays Commercial Mortgage Trust, Series 2020-C7, Class D,
ARM, 3.605%, 4/15/53 (2)	350,000	312
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M USD LIBOR + 2.15%, 2.302%, 4/15/34 (2)	310,000	275
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52 (2)	240,000	228
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (2)	150,000	130
Commercial Mortgage Trust, Series 2014-CR19, Class C, ARM,
4.868%, 8/10/47	140,000	143
Commercial Mortgage Trust, Series 2014-CR19, Class E, ARM,
4.368%, 8/10/47 (2)	340,000	197
Great Wolf Trust, Series 2019-WOLF, Class F, ARM, 1M USD
LIBOR + 3.131%, 3.283%, 12/15/36 (2)	350,000	303
New Orleans Hotel Trust, Series 2019-HNLA, Class E, ARM, 1M
USD LIBOR + 2.689%, 2.841%, 4/15/32 (2)	150,000	126

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Structured Agency Credit Risk Debt Notes, Series 2019-HQA1,
Class M2, CMO, ARM, 1M USD LIBOR + 2.35%, 2.498%,
2/25/49 (2)	112,208	111
Structured Agency Credit Risk Debt Notes, Series 2019-HQA2,
Class M2, CMO, ARM, 1M USD LIBOR + 2.05%, 2.198%,
4/25/49 (2)	186,631	184
Structured Agency Credit Risk Debt Notes, Series 2019-HQA4,
Class M2, CMO, ARM, 1M USD LIBOR + 2.05%, 2.198%,
11/25/49 (2)	230,503	227
Structured Agency Credit Risk Debt Notes, Series 2020-DNA3,
Class B1, CMO, ARM, 1M USD LIBOR + 5.10%, 5.248%,
6/25/50 (2)	250,000	255
Structured Agency Credit Risk Debt Notes, Series 2020-HQA2,
Class M2, CMO, ARM, 1M USD LIBOR + 3.10%, 3.248%,
3/25/50 (2)	190,000	187
Structured Agency Credit Risk Debt Notes, Series 2020-HQA4,
Class B1, CMO, ARM, 1M USD LIBOR + 5.25%, 5.402%,
9/25/50 (2)	400,000	400
Vista Point Securitization Trust, Series 2020-1, Class B1, CMO,
ARM, 5.375%, 3/25/65 (2)	170,000	172
Vista Point Securitization Trust, Series 2020-2, Class B1, CMO,
ARM, 4.90%, 4/25/65 (2)	160,000	161
		3,626
Preferred Stocks 0.0%
Altera Infrastructure, 7.25% (8)	995	17
		17
U. S. Government Agency Obligations (Excluding Mortgage-
Backed) 7.5%
U. S. Treasury Bills, 0.12%, 6/17/21	3,500,000	3,497
		3,497
Total United States (Cost $31,525)		31,588
SHORT-TERM INVESTMENTS 9.6%
MONEY MARKET FUNDS 9.6%
T. Rowe Price Government Reserve Fund, 0.09% (9)(10)	4,443,721	4,444
Total Short-Term Investments (Cost $4,444)		4,444

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

			Par/Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 5.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 5.9%
Short-Term Funds 5.9%
T. Rowe Price Short-term Fund, 0.13% (9)(10)			272,237	2,722
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company				2,722
Total Securities Lending Collateral (Cost $2,722)				2,722

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.1%

OTC Options Purchased 0.1%
Counterparty	Description	Contracts	Notional Amount	$ Value
Goldman	USD Call / CNH Put, 5/17/21 @ 7.20
Sachs	(CNH) (4)	1	1,336	11
	USD Call / ZAR Put, 2/1/21 @ 19.25
Citibank	(ZAR) (4)	1	1,120	13
Total Options Purchased (Cost $55)				24
Total Investments in Securities 109.5%
(Cost $50,458)				$50,753
Other Assets Less Liabilities (9.5)%				(4,423)
Net Assets 100.0%				$46,330

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	All or a portion of this security is on loan at September 30, 2020.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $19,620 and represents 42.3% of net assets.
(3)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(4)	Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

(5)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6)	All or a portion of this loan is unsettled as of September 30, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
(7)	A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at September 30, 2020, was $58 and was valued at $58 (0.1% of net assets) .
(8)	Perpetual security with no stated maturity date.
(9)	Seven-day yield
(10)	Affiliated Companies
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CNH	Offshore China Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GO	General Obligation
JPY	Japanese Yen
NZD	New Zealand Dollar
OTC	Over-the-counter
PTT	Pass-Through Trust
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD	Taiwan Dollar
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty	Description	Contracts	Notional Amount	$ Value
	USD Call / ZAR Put, 2/1/21 @ 16.90
Citibank	(ZAR)	1	370	(16)
Total Options Written (Premiums $(21))				$(16)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts In 000s)
SWAPS 0.4%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
BILATERAL SWAPS 1.4%
Credit Default Swaps, Protection Bought 1.6%
United States 1.6%
Bank of America, N. A. , Protection Bought
(Relevant Credit: Dell, 7.10%, 4/15/28), Pay
1.00% Quarterly, Receive upon credit default,
6/20/25	550	32	24	8
Bank of America, N. A. , Protection Bought
(Relevant Credit: Packaging Corp. of America,
3.00%, 12/15/29), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/25	50	(2)	(2)	—
Barclays Bank, Protection Bought (Relevant
Credit: Boeing, 8.75%, 8/15/21), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/25	550	48	40	8
Barclays Bank, Protection Bought (Relevant
Credit: Transdigm, 6.00%, 7/15/22), Pay 5.00%
Quarterly, Receive upon credit default, 6/20/24	575	(44)	(70)	26
BNP Paribas, Protection Bought (Relevant
Credit: Marriott International, 2.30%, 1/15/22),
Pay 1.00% Quarterly, Receive Upon credit
default, 12/20/21	300	—	3	(3)
BNP Paribas, Protection Bought (Relevant
Credit: Packaging Corp. of America, 3.00%,
12/15/29), Pay 1.00% Quarterly, Receive upon
credit default, 6/20/25	160	(5)	(6)	1
BNP Paribas, Protection Bought (Relevant
Credit: Quest Diagnostics, 4.20%, 6/30/29), Pay
1.00% Quarterly, Receive upon credit default,
6/20/25	475	(17)	(18)	1
BNP Paribas, Protection Bought (Relevant
Credit: Sanofi, 0.88%, 9/22/21), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/25
(EUR)	276	(13)	(13)	—
Citibank, Protection Bought (Relevant Credit:
DaVita, 5.00%, 5/1/25), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/24	650	(113)	(116)	3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts In 000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
Goldman Sachs, Protection Bought (Relevant
Credit: Caterpillar, 3.90%, 5/27/21), Pay 1.00%
Quarterly, Receive Upon credit default, 6/20/25	875	(31)	(12)	(19)
Goldman Sachs, Protection Bought (Relevant
Credit: CenturyLink, 7.50%, 4/1/24), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/24	550	31	31	—
Goldman Sachs, Protection Bought (Relevant
Credit: DaVita, 5.00%, 5/1/25), Pay 5.00%
Quarterly, Receive upon credit default, 12/20/24	750	(130)	(129)	(1)
Goldman Sachs, Protection Bought (Relevant
Credit: iStar, 5.25%, 9/15/22), Pay 5.00%
Quarterly, Receive upon credit default, 6/20/24	500	(18)	(54)	36
Goldman Sachs, Protection Bought (Relevant
Credit: Markit CMBX. NA. BBB-S10, 40 Year
Index), Pay 3.00% Monthly, Receive upon credit
default, 11/17/59	130	31	5	26
Goldman Sachs, Protection Bought (Relevant
Credit: MGIC Investment, 5.75%, 8/15/23), Pay
5.00% Quarterly, Receive upon credit default,
6/20/24	475	(55)	(69)	14
Goldman Sachs, Protection Bought (Relevant
Credit: Packaging Corp. of America, 3.00%,
12/15/29), Pay 1.00% Quarterly, Receive upon
credit default, 6/20/25	115	(4)	(4)	—
Goldman Sachs, Protection Bought (Relevant
Credit: Prudential Financial, 3.50%, 5/15/24),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/25	650	(16)	(11)	(5)
Morgan Stanley, Protection Bought (Relevant
Credit: Markit CMBX. NA. BBB-S10, 40 Year
Index), Pay 3.00% Monthly, Receive Upon credit
default, 11/17/59	3,400	833	166	667
Morgan Stanley, Protection Bought (Relevant
Credit: Markit CMBX. NA. BBB-S11, 35 Year
Index), Pay 3.00% Monthly, Receive upon credit
default, 11/18/54	1,000	226	38	188

Total Bilateral Credit Default Swaps, Protection Bought			(197)	950

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
Credit Default Swaps, Protection Sold (0.2)%
Mexico (0.2)%
Barclays Bank, Protection Sold (Relevant Credit:
Petroleos Mexicanos, 6.63%, 6/15/35, $81.03*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24 (USD)	175	(31)	(14)	(17)
Morgan Stanley, Protection Sold (Relevant
Credit: Petroleos Mexicanos, 6.63%, 6/15/35,
$81.03*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25 (USD)	225	(43)	(56)	13
Total Mexico			(70)	(4)
Ukraine (0.0)%
Barclays Bank, Protection Sold (Relevant Credit:
Government of Ukraine, 7.75%, 9/1/23,
$102.49*), Receive 5.00% Quarterly, Pay upon
credit default, 6/20/25 (USD)	535	(18)	(35)	17
Total Ukraine			(35)	17
United States 0.0%
Barclays Bank, Protection Sold (Relevant Credit:
Jaguar Land Rover Automotive, 5.00%, 2/15/22,
97.74 GBP*), Receive 5.00% Quarterly, Pay
upon credit default, 6/20/25 (EUR)	210	(30)	(35)	5
Barclays Bank, Protection Sold (Relevant Credit:
MGM Resorts International, 5.75%, 6/15/25,
$104.5*), Receive 5.00% Quarterly, Pay upon
credit default, 6/20/25	460	39	32	7
Goldman Sachs, Protection Sold (Relevant
Credit: Mattel, 2.35%, 8/15/21, $100.35*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/24	90	(7)	(8)	1
JPMorgan Chase, Protection Sold (Relevant
Credit: Banco Comercial Portugues, 4.50%,
12/7/27, 96.13 EUR*), Receive 5.00% Quarterly,
Pay Upon credit default, 12/20/24 (EUR)	575	28	45	(17)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
Morgan Stanley, Protection Sold (Relevant
Credit: Mattel, 6.75%, 12/31/25, $104.50*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/24	265	(20)	(20)	—
Total United States			14	(4)
Total Bilateral Credit Default Swaps, Protection Sold			(91)	9
Total Bilateral Swaps			(288)	959

* Market price at September 30, 2020

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts In 000s)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (1.0)%
Credit Default Swaps, Protection Bought (1.1)%
United States (1.1)%
Protection Bought (Relevant Credit: Markit
CDX. NA. HY-S34, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default, 6/20/25	5,561	(285)	(314)	29
Protection Bought (Relevant Credit: Markit iTraxx
Crossover-S33, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default, 6/20/25
(EUR)	2,905	(221)	(3)	(218)
Total Centrally Cleared Credit Default Swaps, Protection Bought				(189)
Interest Rate Swaps 0.1%
United States 0.1%
5 Year Interest Rate Swap, Receive Fixed
0.412% Semi-Annually, Pay Variable 0.233% (3M
USD LIBOR) Quarterly, 6/18/25	7,330	36	—	36
30 Year Interest Rate Swap, Pay Fixed 1.073%
Semi-Annually, Receive Variable 0.233% (3M
USD LIBOR) Quarterly, 6/18/50	1,350	13	1	12
30 Year Interest Rate Swap, Pay Fixed 1.146%
Semi-Annually, Receive Variable 0.234% (3M
USD LIBOR) Quarterly, 10/2/50	441	(3)	—	(3)
Total Centrally Cleared Interest Rate Swaps				45
Total Centrally Cleared Swaps				(144)
Net payments (receipts) of variation margin to date				135
Variation margin receivable (payable) on centrally cleared
swaps				$(9)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
				Unrealized
Counterparty	Settlement		Receive	Deliver Gain/(Loss)
Bank of America	12/18/20	USD	359 CZK	8,055	$ 10
Barclays Bank	12/2/20	USD	773 TWD	22,515	(12)
Barclays Bank	12/18/20	USD	795 EUR	680	(3)
BNP Paribas	12/2/20	USD	1,301 JPY	136,595	5
BNP Paribas	12/18/20	USD	879 CAD	1,170	—
Citibank	12/18/20	USD	613 AUD	845	7
Goldman Sachs	12/2/20	USD	771 BRL	4,280	10
JPMorgan Chase	12/2/20	COP	830 USD	—	—
JPMorgan Chase	12/2/20	JPY	9,064 USD	86	—
JPMorgan Chase	12/2/20	USD	153 BRL	835	5
JPMorgan Chase	12/2/20	USD	147 TWD	4,258	(1)
JPMorgan Chase	12/18/20	GBP	45 USD	58	—
JPMorgan Chase	12/18/20	USD	83 AUD	113	2
JPMorgan Chase	12/18/20	USD	127 AUD	180	(2)
JPMorgan Chase	12/18/20	USD	809 EUR	679	11
JPMorgan Chase	12/18/20	USD	58 GBP	45	—
JPMorgan Chase	12/18/20	USD	649 NZD	964	11
RBC Dominion Securities	12/2/20	JPY	127,531 USD	1,202	8
State Street	12/18/20	USD	593 AUD	816	8
UBS Investment Bank	12/18/20	CZK	8,055 USD	359	(9)
Net unrealized gain (loss) on open forward
currency exchange contracts					$50

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 18 Russell 2000 E-Mini Index contracts	12/20	(1,354)	$10
Short, 8 S&P 500 E-Mini Index contracts	12/20	(1,341)	(2)
Net payments (receipts) of variation margin to date			(13)
Variation margin receivable (payable) on open futures contracts			$(5)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$5
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$5+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$1,346		¤	¤	$4,444
T. Rowe Price Short-Term
Fund	—		¤	¤	2,722
Total					$7,166^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,166.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Dynamic Credit Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE DYNAMIC CREDIT FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors,

T. ROWE PRICE DYNAMIC CREDIT FUND

which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 42,874	$ —	$ 42,874
Common Stocks	554	—	—	554
Convertible Preferred Stocks	—	118	—	118
Preferred Stocks	17	—	—	17
Short-Term Investments	4,444	—	—	4,444
Securities Lending Collateral	2,722	—	—	2,722
Options Purchased	—	24	—	24
Total Securities	7,737	43,016	—	50,753
Swaps	—	1,268	—	1,268
Forward Currency Exchange Contracts	—	77	—	77
Total	$7,737	$ 44,361	$ —	$ 52,098
Liabilities
Options Written	$—	$ 16	$ —	$ 16
Swaps	—	606	—	606
Forward Currency Exchange Contracts	—	27	—	27
Futures Contracts	5	—	—	5
Total	$5	$ 649	$ —	$ 654

1 Includes Asset-Backed Securities, Bank Loans, Convertible Bonds, Corporate Bonds, Government Bonds,
Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government Agency
Obligations (Excluding Mortgage-Backed).